10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	$ 6,451	$ 4,776	$ 4,491
Salaries and social security charges
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	972	1,007	1,019
Accrual of defined benefit plans
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	16	22	28
Work contracts, Fees and compensation for services
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	1,126	963	973
Compensation agreements
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	81	221	332
Property, plant and equipment depreciations
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	322	127	164
Taxes, rates and contributions
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	1,244	1,137	726
Communications
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	270	289	273
Penalties
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	1,052	434	385
Doubtful accounts
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	1,067	418	497
Transport
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	211	137	61
Other
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	$ 90	$ 21	$ 33